UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	1/31

Date of reporting period:	7/31/2020

ITEM 1.	REPORT TO STOCKHOLDERS

July 31, 2020

Semiannual Report

to Shareholders

DWS Total Return Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
27	Statement of Assets and Liabilities
29	Statement of Operations
30	Statements of Changes in Net Assets
31	Financial Highlights

37	Notes to Financial Statements
55	Information About Your Fund’s Expenses
57	Liquidity Risk Management
58	Advisory Agreement Board Considerations and Fee Evaluation
63	Account Management Resources
65	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

The securities markets are volatile and the market prices of the Fund’s securities may decline. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Please read the prospectus for details.

War, terrorism, economic uncertainty, trade disputes, public health crises (including the recent pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Total Return Bond Fund

Letter to Shareholders

Dear Shareholder:

While the economy is not expected to shrug off the impacts of the COVID-19 pandemic easily, DWS’s CIO Office is cautiously optimistic. Our CIO Office anticipates the recession in the United States (“U.S.”) to be shallower than in the Eurozone, followed by a more robust U.S. recovery primarily benefiting from the outsized U.S. fiscal stimulus. Our CIO office sees long-lasting disruptions of supply chains and consumer spending, potentially derailing the current outlook.

What is already becoming clear is the current assessment of the situation by financial markets. U.S. markets have moved back to relatively high valuations. However, sentiment can quickly change and March lows may be tested again in the coming months. With respect to the bond markets, we think that accommodative central bank action will continue or even accelerate, with the interest rates set to remain low for the foreseeable future.

What may come next? In the short term, we expect markets to remain volatile. While our strategists forecast peaking uncertainty on stock markets, sharp setbacks could happen at any time. We believe stocks have become even more appealing for the medium- to long-term time horizons, due to the very accommodative monetary policy of the leading central banks and growing fiscal deficits.

As the U.S. and global economies forge a path to recovery, close monitoring of developments to assess potential opportunities and risks is critical. We believe the unique structure of our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — positions us to make timely strategic and tactical decisions. Those insights are updated frequently and are always available on the “Insights” section of dws.com.

As always, we appreciate your trust and welcome the opportunity to help you navigate these unusual times. We believe our decades of experience in managing assets through multiple market cycles and events can add significant value in times such as these.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Total Return Bond Fund	|	3

Performance Summary	July 31, 2020 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 7/31/20
Unadjusted for Sales Charge	4.94%	8.35%	4.36%	3.80%
Adjusted for the Maximum Sales Charge (max 2.75% load)	2.05%	5.37%	3.78%	3.51%
Bloomberg Barclays U.S. Aggregate Bond Index†	5.69%	10.12%	4.47%	3.87%

Average Annual Total Returns as of 6/30/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		10.16%	3.23%	3.79%
Adjusted for the Maximum Sales Charge (max 2.75% load)		7.13%	2.65%	3.50%
Bloomberg Barclays U.S. Aggregate Bond Index†		9.64%	3.01%	3.79%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 7/31/20
Unadjusted for Sales Charge	4.54%	7.63%	3.58%	3.02%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	3.54%	7.63%	3.58%	3.02%
Bloomberg Barclays U.S. Aggregate Bond Index†	5.69%	10.12%	4.47%	3.87%

Average Annual Total Returns as of 6/30/20 (most recent calendar quarter end)
Unadjusted for Sales Charge		9.43%	2.47%	3.02%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		9.43%	2.47%	3.02%
Bloomberg Barclays U.S. Aggregate Bond Index†		9.64%	3.01%	3.79%

Class R	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 7/31/20
No Sales Charge	4.80%	8.17%	3.98%	3.36%
Bloomberg Barclays U.S. Aggregate Bond Index†	5.69%	10.12%	4.47%	3.87%

Average Annual Total Returns as of 6/30/20 (most recent calendar quarter end)
No Sales Charge		9.88%	2.84%	3.33%
Bloomberg Barclays U.S. Aggregate Bond Index†		9.64%	3.01%	3.79%

4	|	DWS Total Return Bond Fund

Class R6			6-Month‡	Life of Class*

Average Annual Total Returns as of 7/31/20
No Sales Charge			5.08%	8.14%
Bloomberg Barclays U.S. Aggregate Bond Index†			5.69%	10.12%

Average Annual Total Returns as of 6/30/20 (most recent calendar quarter end)
No Sales Charge				5.67%
Bloomberg Barclays U.S. Aggregate Bond Index†				8.50%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 7/31/20
No Sales Charge	5.07%	8.62%	4.63%	4.06%
Bloomberg Barclays U.S. Aggregate Bond Index†	5.69%	10.12%	4.47%	3.87%

Average Annual Total Returns as of 6/30/20 (most recent calendar quarter end)
No Sales Charge		10.43%	3.49%	4.03%
Bloomberg Barclays U.S. Aggregate Bond Index†		9.64%	3.01%	3.79%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 7/31/20
No Sales Charge	5.08%	8.74%	4.63%	4.07%
Bloomberg Barclays U.S. Aggregate Bond Index†	5.69%	10.12%	4.47%	3.87%

Average Annual Total Returns as of 6/30/20 (most recent calendar quarter end)
No Sales Charge		10.57%	3.51%	4.06%
Bloomberg Barclays U.S. Aggregate Bond Index†		9.64%	3.01%	3.79%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2020 are 0.98%, 1.70%, 1.36%, 0.75%, 0.74% and 0.69% for Class A, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

DWS Total Return Bond Fund	|	5

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares.

Returns shown for Class R shares for the periods prior to its inception on October 27, 2017 are derived from the historical performance of Institutional shares of DWS Total Return Bond Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on August 1, 2019.

†

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS Total Return Bond Fund

	Class A	Class C	Class R	Class R6	Class S	Institutional Class

Net Asset Value
7/31/20	$11.47	$11.48	$11.47	$11.43	$11.47	$11.43
1/31/20	$11.05	$11.06	$11.05	$11.01	$11.05	$11.01

Distribution Information as of 7/31/20
Income Dividends, Six Months	$.12	$.08	$.11	$.13	$.13	$.13
July Income Dividend	$.0193	$.0120	$.0168	$.0216	$.0217	$.0216
SEC 30-day Yield††	1.72%	1.07%	1.56%	2.05%	2.05%	2.05%
Current Annualized Distribution Rate††	2.02%	1.25%	1.76%	2.27%	2.27%	2.27%

††

The SEC yield is net investment income per share earned over the month ended July 31, 2020, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.62%, 0.95%, 1.30%, 1.98%, 1.92% and 1.95% for Class A, C, R, R6, S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2020. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 1.92%, 1.13%, 1.50%, 2.20%, 2.14% and 2.17% for Class A, C, R, R6, S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS Total Return Bond Fund	|	7

Portfolio Management Team

Gregory M. Staples, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–

Joined DWS in 2005 with 23 years of industry experience. Prior to his current role, he was a Senior Portfolio Manager and Co-Head of Portfolio Management. Prior to joining, he served as a Senior Managing Director at MONY.

–	Head of Fixed Income for North America: New York.

–	BA in Economics, Columbia College; MBA, New York University, Stern School of Business.

Thomas M. Farina, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–

Joined DWS in 2006 with 12 years of industry experience. Head of Investment Grade Corporate Credit since 2013. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.

–	Senior Portfolio Manager and Co-Head of US Credit: New York.

–	BA and MA in Economics, State University of New York at Albany.

Kelly L. Beam, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–Joined	DWS in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.

–	Fixed Income Portfolio Manager: New York.

–	BS in Finance, Lehigh University; MBA, Fordham University.

Christopher J. Munshower, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2020.

–

Joined DWS in 2004. Previously worked as a Senior High Grade Fixed Income Analyst at Bear Stearns and a Senior Research Analyst in the Insurance Ratings Group and in the Municipal Bond Group at Standard & Poor’s.

–	Corporate Sector Portfolio Manager: New York.

–	BS in Accounting and Economics, Lehigh University.

8	|	DWS Total Return Bond Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Net Assets)	7/31/20	1/31/20
Corporate Bonds	51%	45%
Government & Agency Obligations	14%	16%
Collateralized Mortgage Obligations	12%	13%
Commercial Mortgage-Backed Securities	7%	7%
Asset-Backed	7%	10%
Mortgage-Backed Securities Pass-Throughs	7%	9%
Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, Net	2%	–0%
Warrants	0%	0%
Commercial Paper	—	0%
	100%	100%

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	7/31/20	1/31/20
AAA	37%	42%
AA	8%	7%
A	14%	15%
BBB	27%	24%
BB	12%	8%
B	1%	3%
Not Rated	1%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or S&P Global Ratings (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	7/31/20	1/31/20
Effective Maturity	8.4 years	9.0 years
Effective Duration	6.1 years	6.1 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 63 for contact information.

DWS Total Return Bond Fund	|	9

Investment Portfolio	as of July 31, 2020 (Unaudited)

	Principal Amount ($)(a)	Value ($)
Corporate Bonds 50.9%
Communication Services 7.8%

Amazon.com, Inc.:

2.5%, 6/3/2050	159,999	174,480

4.25%, 8/22/2057	500,000	710,908

AT&T, Inc.:

3-month USD-LIBOR + 1.180%, 1.498%**, 6/12/2024	2,256,000	2,289,294

1.65%, 2/1/2028 (b)	410,000	417,256

2.25%, 2/1/2032 (b)	730,000	747,770

2.75%, 6/1/2031	1,050,000	1,124,154

3.65%, 6/1/2051	800,000	877,355

CCO Holdings LLC:

144A, 4.5%, 8/15/2030	2,150,000	2,278,785

144A, 4.75%, 3/1/2030	970,000	1,032,444

144A, 5.875%, 5/1/2027	890,000	941,175

Charter Communications Operating LLC:

3.7%, 4/1/2051	285,000	299,016

3.75%, 2/15/2028	560,000	627,909

Comcast Corp.:

1.95%, 1/15/2031	360,000	376,092

2.8%, 1/15/2051	360,000	389,712

CSC Holdings LLC, 144A, 4.125%, 12/1/2030	1,145,000	1,209,429

Discovery Communications LLC, 5.3%, 5/15/2049	250,000	323,290

Empresa Nacional de Telecomunicaciones SA, REG S, 4.75%, 8/1/2026	750,000	815,868

Expedia Group, Inc., 144A, 6.25%, 5/1/2025	790,000	863,401

Lamar Media Corp., 144A, 3.75%, 2/15/2028	1,015,000	1,023,881

Match Group Holdings II LLC, 144A, 4.125%, 8/1/2030	1,360,000	1,400,800

Netflix, Inc.:

144A, 3.625%, 6/15/2025	435,000	461,100

5.5%, 2/15/2022	1,370,000	1,447,062

5.875%, 11/15/2028	1,350,000	1,667,250

NortonLifeLock, Inc., 3.95%, 6/15/2022	2,500,000	2,578,125

Sirius XM Radio, Inc., 144A, 4.125%, 7/1/2030	1,250,000	1,319,125

T-Mobile U.S.A., Inc.:

144A, 3.875%, 4/15/2030	700,000	801,675

144A, 4.375%, 4/15/2040	725,000	885,160

VeriSign, Inc.:

4.625%, 5/1/2023	2,750,000	2,786,245

5.25%, 4/1/2025	2,750,000	3,135,000

Verizon Communications, Inc., 4.329%, 9/21/2028	500,000	617,276

ViacomCBS, Inc., 4.2%, 5/19/2032	485,000	558,947

The accompanying notes are an integral part of the financial statements.

10	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)

Vodafone Group PLC, 4.25%, 9/17/2050	500,000	613,439

Walt Disney Co.:

2.65%, 1/13/2031	435,000	473,164

3.6%, 1/13/2051	430,000	504,872

		35,771,459

Consumer Discretionary 4.5%

1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	2,200,000	2,288,286

Dollar General Corp., 4.125%, 4/3/2050	175,000	220,902

Ford Motor Co.:

8.5%, 4/21/2023	570,000	632,700

9.0%, 4/22/2025	980,000	1,154,562

Ford Motor Credit Co. LLC:

4.271%, 1/9/2027	1,020,000	1,035,606

5.584%, 3/18/2024	2,189,000	2,325,812

General Motors Co., 5.4%, 10/2/2023	320,000	352,897

General Motors Financial Co., Inc.:

3.95%, 4/13/2024	1,195,000	1,274,556

4.35%, 4/9/2025	2,145,000	2,316,745

5.2%, 3/20/2023	395,000	429,569

Hasbro, Inc., 3.55%, 11/19/2026	741,000	784,929

Home Depot, Inc., 3.125%, 12/15/2049	800,000	948,380

Lowe’s Companies, Inc.:

4.05%, 5/3/2047	300,000	376,256

5.0%, 4/15/2040	305,000	416,375

McDonald’s Corp.:

2.125%, 3/1/2030	355,000	372,666

4.2%, 4/1/2050	420,000	536,607

NIKE, Inc., 3.375%, 3/27/2050	252,000	305,976

QVC, Inc., 4.75%, 2/15/2027	1,750,000	1,793,750

Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023	900,000	883,125

Sands China Ltd., 4.6%, 8/8/2023	1,200,000	1,266,984

Volkswagen Group of America Finance LLC:

144A, 3.125%, 5/12/2023	585,000	620,798

144A, 3.35%, 5/13/2025	205,000	223,729

		20,561,210
Consumer Staples 1.9%

Altria Group, Inc., 4.8%, 2/14/2029	220,000	265,154

Anheuser-Busch InBev Worldwide, Inc.:

4.35%, 6/1/2040	420,000	506,292

5.55%, 1/23/2049	581,000	816,668

Aramark Services, Inc., 144A, 6.375%, 5/1/2025	343,000	361,865

Archer-Daniels-Midland Co., 2.75%, 3/27/2025	300,000	328,381

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	11

	Principal Amount ($)(a)	Value ($)

Cargill, Inc., 144A, 1.375%, 7/23/2023	1,000,000	1,023,044

Constellation Brands, Inc., 2.875%, 5/1/2030	400,000	436,265

Diageo Capital PLC, 2.125%, 4/29/2032	200,000	214,478

Estee Lauder Companies, Inc.:

2.375%, 12/1/2029	265,000	289,765

2.6%, 4/15/2030	170,000	189,092

General Mills, Inc., 2.875%, 4/15/2030	655,000	734,152

Hormel Foods Corp., 1.8%, 6/11/2030	350,000	367,281

Keurig Dr Pepper, Inc.:

3.2%, 5/1/2030	235,000	266,757

3.8%, 5/1/2050	285,000	352,496

4.057%, 5/25/2023	580,000	634,827

Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048	575,000	806,901

PepsiCo, Inc., 3.5%, 3/19/2040	245,000	305,910

Philip Morris International, Inc., 2.1%, 5/1/2030	590,000	624,888

		8,524,216

Energy 2.8%

BP Capital Markets America, Inc., 3.543%, 4/6/2027	700,000	794,522

Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/2024	600,000	692,848

Devon Energy Corp., 5.0%, 6/15/2045	1,020,000	999,127

Energy Transfer Operating LP:

4.05%, 3/15/2025	1,500,000	1,582,054

4.25%, 3/15/2023	2,150,000	2,249,564

Exxon Mobil Corp.:

2.44%, 8/16/2029	871,000	954,423

3.482%, 3/19/2030	940,000	1,103,667

Hess Corp., 5.8%, 4/1/2047	945,000	1,104,121

Marathon Petroleum Corp.:

4.5%, 5/1/2023	1,125,000	1,219,072

4.7%, 5/1/2025	990,000	1,124,846

Plains All American Pipeline LP, 3.8%, 9/15/2030	360,000	360,436

Total Capital International SA, 3.127%, 5/29/2050	480,000	540,456

		12,725,136

Financials 11.5%

AerCap Ireland Capital DAC, 6.5%, 7/15/2025	405,000	434,605

Air Lease Corp., 3.0%, 2/1/2030	1,075,000	1,006,351

Aircastle Ltd., 4.4%, 9/25/2023	1,214,000	1,203,711

Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,172,000	1,115,032

Banco de Credito del Peru, 144A, 3.125%, 7/1/2030 (c)	849,000	842,208

Banco del Estado de Chile, 144A, 2.704%, 1/9/2025	960,000	994,810

Banco Santander SA, 2.706%, 6/27/2024	1,400,000	1,493,963

Bank of America Corp.:

2.592%, 4/29/2031	1,585,000	1,700,227

The accompanying notes are an integral part of the financial statements.

12	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)

2.676%, 6/19/2041	450,000	479,184

4.3%, Perpetual (d)	1,542,000	1,456,111

Barclays PLC:

2.645%, 6/24/2031	850,000	872,246

2.852%, 5/7/2026	1,505,000	1,595,558

BNP Paribas SA, 144A, 2.219%, 6/9/2026	690,000	718,673

BPCE SA, 144A, 4.625%, 9/12/2028	760,000	909,215

Citigroup, Inc.:

2.572%, 6/3/2031	1,080,000	1,148,228

3.2%, 10/21/2026	1,000,000	1,110,368

4.412%, 3/31/2031	720,000	877,466

5.5%, 9/13/2025	1,500,000	1,788,142

Credit Suisse Group AG:

144A, 2.193%, 6/5/2026	480,000	493,631

144A, 2.593%, 9/11/2025	450,000	471,748

Credit Suisse Group Funding Guernsey Ltd., 4.55%, 4/17/2026	850,000	992,016

Discover Bank, 2.45%, 9/12/2024	770,000	815,966

GE Capital Funding LLC, 144A, 4.4%, 5/15/2030	375,000	395,270

Global Payments, Inc., 3.2%, 8/15/2029	1,200,000	1,337,934

Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	430,000	468,262

HSBC Holdings PLC, 2.633%, 11/7/2025	1,400,000	1,465,028

Intercontinental Exchange, Inc.:

2.1%, 6/15/2030	465,000	492,365

3.0%, 6/15/2050	273,000	314,313

JPMorgan Chase & Co.:

2.522%, 4/22/2031	1,525,000	1,645,163

2.739%, 10/15/2030	1,000,000	1,093,765

2.956%, 5/13/2031	495,000	539,148

Metropolitan Life Global Funding I, 144A, 2.95%, 4/9/2030	312,000	358,401

Morgan Stanley:

2.188%, 4/28/2026	1,045,000	1,100,488

3.622%, 4/1/2031	1,470,000	1,719,862

Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	800,000	770,802

PayPal Holdings, Inc.:

2.65%, 10/1/2026	843,000	932,678

2.85%, 10/1/2029	230,000	259,597

Prudential Financial, Inc., 4.35%, 2/25/2050	295,000	383,875

REC Ltd.:

144A, 4.75%, 5/19/2023	683,000	714,772

144A, 5.25%, 11/13/2023	1,345,000	1,435,922

RELX Capital, Inc., 3.0%, 5/22/2030	140,000	155,380

Santander Holdings U.S.A., Inc., 3.244%, 10/5/2026	1,000,000	1,060,555

Societe Generale SA, 144A, 2.625%, 1/22/2025	680,000	703,020

State Street Corp., 2.4%, 1/24/2030	1,015,000	1,114,269

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	13

	Principal Amount ($)(a)		Value ($)

Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		750,000	956,501

Synchrony Financial, 4.375%, 3/19/2024		630,000	670,475

The Allstate Corp., 3.85%, 8/10/2049		330,000	419,703

The Goldman Sachs Group, Inc.:

3.5%, 4/1/2025		1,002,000	1,110,265

3.75%, 2/25/2026		1,255,000	1,422,599

4.4%, Perpetual (c) (d)		629,000	594,405

Visa, Inc., 2.05%, 4/15/2030		910,000	985,374

Wells Fargo & Co.:

2.188%, 4/30/2026		2,945,000	3,076,856

2.393%, 6/2/2028		1,274,000	1,334,643

3.196%, 6/17/2027		970,000	1,063,313

			52,614,462

Health Care 5.1%

AbbVie, Inc.:

144A, 3.2%, 11/21/2029		560,000	629,446

144A, 4.25%, 11/21/2049		360,000	457,981

4.45%, 5/14/2046		240,000	307,233

144A, 4.75%, 3/15/2045		300,000	386,439

Alcon Finance Corp., 144A, 2.75%, 9/23/2026		300,000	328,902

Amgen, Inc.:

3.375%, 2/21/2050		400,000	469,123

4.563%, 6/15/2048		300,000	413,067

Anthem, Inc., 2.25%, 5/15/2030		810,000	857,569

Biogen, Inc., 3.15%, 5/1/2050		410,000	432,539

Bristol-Myers Squibb Co., 4.25%, 10/26/2049		880,000	1,261,571

Centene Corp.:

3.375%, 2/15/2030		582,000	616,192

4.25%, 12/15/2027		890,000	945,625

Cigna Corp.:

2.4%, 3/15/2030		275,000	293,367

3.2%, 3/15/2040		145,000	162,202

CVS Health Corp.:

4.25%, 4/1/2050		180,000	228,819

5.05%, 3/25/2048		500,000	688,745

DH Europe Finance II Sarl, 0.75%, 9/18/2031	EUR	2,010,000	2,341,281

Eli Lilly & Co., 4.15%, 3/15/2059		140,000	200,936

HCA, Inc.:

3.5%, 9/1/2030		2,620,000	2,753,657

5.25%, 6/15/2026		1,900,000	2,232,290

5.375%, 9/1/2026		750,000	856,875

Merck & Co., Inc., 2.45%, 6/24/2050		790,000	851,101

Molina Healthcare, Inc., 144A, 4.375%, 6/15/2028		770,000	818,148

Pfizer, Inc., 4.2%, 9/15/2048		615,000	849,404

The accompanying notes are an integral part of the financial statements.

14	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)

Stryker Corp., 2.9%, 6/15/2050	500,000	546,830

Takeda Pharmaceutical Co., Ltd.:

2.05%, 3/31/2030	295,000	303,005

3.175%, 7/9/2050	545,000	596,773

Thermo Fisher Scientific, Inc., 2.6%, 10/1/2029	1,090,000	1,202,850

UnitedHealth Group, Inc.:

2.875%, 8/15/2029	327,000	373,203

2.9%, 5/15/2050	430,000	488,253

4.45%, 12/15/2048	244,000	342,520

		23,235,946

Industrials 4.3%

3M Co., 3.7%, 4/15/2050	232,000	304,180

Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027 (b)	1,264,000	1,267,487

Agilent Technologies, Inc., 2.1%, 6/4/2030	375,000	391,345

Boeing Co.:

2.3%, 8/1/2021 (c)	1,500,000	1,509,430

2.7%, 5/1/2022	1,235,000	1,254,481

4.508%, 5/1/2023	1,325,000	1,386,306

4.875%, 5/1/2025	873,000	944,722

Delta Air Lines, Inc., 4.375%, 4/19/2028	850,000	731,104

Empresa de Transporte de Pasajeros Metro SA, 144A, 3.65%, 5/7/2030	999,000	1,105,144

FedEx Corp., 3.8%, 5/15/2025	2,405,000	2,717,592

General Electric Co.:

3.45%, 5/1/2027	415,000	436,499

3.625%, 5/1/2030	310,000	313,796

Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	340,000	351,900

Otis Worldwide Corp., 144A, 2.565%, 2/15/2030	530,000	574,725

Prime Security Services Borrower LLC:

144A, 5.25%, 4/15/2024	2,380,000	2,558,500

144A, 6.25%, 1/15/2028	680,000	708,900

Roper Technologies, Inc., 2.0%, 6/30/2030	335,000	349,401

WRKCo., Inc., 3.0%, 6/15/2033	260,000	283,160

XPO Logistics, Inc., 144A, 6.25%, 5/1/2025	2,350,000	2,540,938

		19,729,610

Information Technology 4.0%

Apple, Inc.:

2.05%, 9/11/2026	1,005,000	1,083,545

3.75%, 9/12/2047	525,000	676,683

Broadcom, Inc.:

144A, 4.11%, 9/15/2028	1,274,000	1,439,105

144A, 4.75%, 4/15/2029	275,000	320,603

144A, 5.0%, 4/15/2030	630,000	748,790

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	15

	Principal Amount ($)(a)	Value ($)

Dell International LLC:

144A, 4.9%, 10/1/2026	2,208,000	2,491,117

144A, 5.875%, 6/15/2021	1,095,000	1,096,369

HP, Inc., 2.2%, 6/17/2025	1,115,000	1,171,585

Intel Corp., 3.25%, 11/15/2049	580,000	689,441

International Business Machines Corp., 3.5%, 5/15/2029	1,175,000	1,381,775

KLA Corp., 3.3%, 3/1/2050	282,000	315,922

Microchip Technology, Inc., 144A, 2.67%, 9/1/2023	445,000	460,685

Micron Technology, Inc., 2.497%, 4/24/2023	700,000	730,817

Microsoft Corp., 3.7%, 8/8/2046	775,000	1,009,314

NXP BV:

144A, 2.7%, 5/1/2025	125,000	133,972

144A, 3.875%, 9/1/2022	1,845,000	1,954,148

Open Text Corp., 144A, 3.875%, 2/15/2028	1,800,000	1,871,460

Oracle Corp.:

3.6%, 4/1/2050	235,000	281,232

4.0%, 11/15/2047	350,000	440,951

		18,297,514

Materials 0.9%

AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	750,000	796,147

EI du Pont de Nemours & Co., 2.3%, 7/15/2030	235,000	251,109

MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025	2,370,000	2,589,452

Newmont Corp., 2.25%, 10/1/2030	365,000	385,644

Nucor Corp., 2.7%, 6/1/2030	95,000	103,004

		4,125,356

Real Estate 2.7%

American Tower Corp.:

(REIT), 2.1%, 6/15/2030	430,000	447,228

(REIT), 3.8%, 8/15/2029	515,000	603,405

Crown Castle International Corp., (REIT), 3.8%, 2/15/2028	820,000	955,187

Equinix, Inc.:

(REIT), 2.15%, 7/15/2030	271,000	279,257

(REIT), 2.625%, 11/18/2024	826,000	882,614

(REIT), 3.2%, 11/18/2029	490,000	549,775

Host Hotels & Resorts LP, (REIT), 3.875%, 4/1/2024	680,000	709,832

Iron Mountain, Inc.:

144A, (REIT), 5.0%, 7/15/2028	475,000	491,625

144A, (REIT), 5.25%, 7/15/2030	915,000	959,606

Office Properties Income Trust, (REIT), 4.15%, 2/1/2022	395,000	396,416

Omega Healthcare Investors, Inc.:

(REIT), 4.75%, 1/15/2028	265,000	290,513

(REIT), 5.25%, 1/15/2026	700,000	755,861

The accompanying notes are an integral part of the financial statements.

16	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)		Value ($)

SBA Communications Corp.:

144A (REIT), 3.875%, 2/15/2027		1,405,000	1,454,175

(REIT), 4.0%, 10/1/2022		1,350,000	1,368,225

(REIT), 4.875%, 9/1/2024		875,000	899,063

Welltower, Inc.:

(REIT), 2.75%, 1/15/2031		300,000	306,222

(REIT), 3.1%, 1/15/2030 (c)		820,000	860,499

			12,209,503

Utilities 5.4%

Abu Dhabi National Energy Co. PJSC, 144A, 4.375%, 4/23/2025		1,226,000	1,390,161

American Electric Power Co., Inc.:

3.2%, 11/13/2027		430,000	480,515

4.3%, 12/1/2028		155,000	186,713

Calpine Corp., 144A, 4.5%, 2/15/2028		2,100,000	2,168,250

Consolidated Edison Co., 3.95%, 4/1/2050		40,000	51,486

Dominion Energy, Inc., 3.375%, 4/1/2030		1,060,000	1,225,025

Duke Energy Corp.:

3.4%, 6/15/2029		270,000	310,693

4.2%, 6/15/2049		270,000	359,491

Duke Energy Indiana LLC, 2.75%, 4/1/2050		480,000	529,822

Edison International, 5.75%, 6/15/2027		3,000,000	3,501,269

EDP Finance BV, 144A, 3.625%, 7/15/2024		1,555,000	1,685,931

Grupo Energia Bogota SA ESP, 144A, 4.875%, 5/15/2030		982,000	1,070,871

NextEra Energy Capital Holdings, Inc.:

3.25%, 4/1/2026		218,000	246,720

3.5%, 4/1/2029		740,000	867,176

NextEra Energy Operating Partners LP:

144A, 3.875%, 10/15/2026		1,750,000	1,828,750

144A, 4.25%, 7/15/2024		2,700,000	2,875,500

Pacific Gas and Electric Co.:

2.5%, 2/1/2031		180,000	180,642

3.3%, 8/1/2040		520,000	526,710

3.5%, 8/1/2050		225,000	231,739

Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	2,526,000	3,175,130

Sempra Energy, 4.0%, 2/1/2048		680,000	831,221

Southern Power Co., Series F, 4.95%, 12/15/2046		745,000	876,561

			24,600,376
Total Corporate Bonds (Cost $214,087,206)			232,394,788

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	17

	Principal Amount ($)(a)	Value ($)

Mortgage-Backed Securities Pass-Throughs 7.1%

Federal Home Loan Mortgage Corp.:

5.5%, with various maturities from 6/1/2039 until 5/1/2041	1,007,957	1,173,549

6.0%, 11/1/2038	262,856	305,314

4.5%, 12/1/2040	679,997	757,212

3.5%, with various maturities from 6/1/2028 until 7/1/2045	5,072,326	5,588,660

7.5%, 2/1/2035	129,834	153,186

Federal National Mortgage Association:

3.5%, with various maturities from 11/1/2042 until 10/1/2048	13,740,371	14,932,035

5.5%, with various maturities from 2/1/2031 until 2/1/2042	1,622,160	1,900,038

3.0%, 12/1/2042	654,981	704,055

4.5%, 11/1/2043	408,087	453,159

6.5%, with various maturities from 5/1/2023 until 4/1/2037	45,069	49,856

4.0%, with various maturities from 9/1/2040 until 12/1/2040	2,363,943	2,603,009

2.5%, 3/1/2050	2,175,769	2,319,391

Government National Mortgage Association:

3.0%, with various maturities from 7/15/2042 until 8/15/2042	726,697	771,850

4.5%, 7/15/2040	73,256	82,024

6.5%, with various maturities from 12/15/2023 until 7/15/2039	365,321	415,969

5.5%, 6/15/2042	113,189	131,723

Total Mortgage-Backed Securities Pass-Throughs (Cost $30,695,923)		32,341,030

Asset-Backed 7.1%
Automobile Receivables 2.4%

AmeriCredit Automobile Receivables Trust, “C”, Series 2019-2, 2.74%, 4/18/2025	6,850,000	7,062,253

Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2019-1A, 144A, 4.53%, 3/20/2023	500,000	499,095

CPS Auto Receivables Trust, “E”, Series 2015-C, 144A, 6.54%, 8/16/2021	1,000,000	1,009,875

GMF Floorplan Owner Revolving Trust, “C”, Series 2019-1, 144A, 3.06%, 4/15/2024	2,510,000	2,498,188

		11,069,411

Credit Card Receivables 2.2%

Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024	2,690,000	2,687,043

Master Credit Card Trust II, “A”, Series 2020-1A, 144A, 1.99%, 9/21/2024	3,150,000	3,265,471

The accompanying notes are an integral part of the financial statements.

18	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)

World Financial Network Credit Card Master Trust, “M”, Series 2016-A, 2.33%, 4/15/2025	4,000,000	4,005,475

		9,957,989

Home Equity Loans 0.0%
CIT Home Equity Loan Trust, “AF6”, Series 2002-1, 6.2%, 2/25/2030	36,125	36,901

Miscellaneous 2.5%

Babson CLO Ltd., “A2R”, Series 2016-1A, 144A, 3-month USD-LIBOR + 1.450%, 1.706%**, 7/23/2030	3,300,000	3,220,988

CF Hippolyta LLC, “B1”, Series 2020-1, 144A, 2.28%, 7/15/2060	1,594,444	1,610,411

Dell Equipment Finance Trust, “C”, Series 2017-2, 144A, 2.73%, 10/24/2022	750,000	750,670

Hilton Grand Vacations Trust, “B”, Series 2014-AA, 144A, 2.07%, 11/25/2026	306,983	305,916

JPMorgan Mortgage Acquisition Trust, “AF4”, Series 2007-CH1, 4.848%**, 11/25/2036	858,885	870,628

MVW Owner Trust, “A”, Series 2019-1A, 144A, 2.89%, 11/20/2036	3,892,302	4,012,162

NRZ Excess Spread-Collateralized Notes, “D”, Series 2018-PLS1, 144A, 4.374%, 1/25/2023	750,893	735,900

		11,506,675
Total Asset-Backed (Cost $32,227,770)		32,570,976

Commercial Mortgage-Backed Securities 7.2%

20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1%**, 5/15/2035	1,500,000	1,438,698

BAMLL Commercial Mortgage Securities Trust, “C”, Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 1.525%**, 9/15/2034	667,000	616,800

BX Commercial Mortgage Trust, “D”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 1.475%**, 11/15/2035	525,000	521,045

BXP Trust, “B”, Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 1.275%**, 11/15/2034	1,980,000	1,851,919

CFK Trust, “A”, Series 2020-MF2, 144A, 2.387%, 3/15/2039	4,550,000	4,593,381

Citigroup Commercial Mortgage Trust:

“D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	1,275,000	1,291,967

“A”, Series 2020-555, 144A, 2.647%, 12/10/2041	5,000,000	5,210,447

CSAIL Commercial Mortgage Trust, “A4”, Series 2015-C4, 3.808%, 11/15/2048	1,000,000	1,107,370

DBWF Mortgage Trust, “C”, Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 1.937%**, 12/19/2030	2,250,000	2,069,475

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	19

	Principal Amount ($)(a)	Value ($)

FHLMC Multifamily Structured Pass-Through Certificates:

“X1”, Series K043, Interest Only, 0.532%**, 12/25/2024	14,971,324	308,068

“X1”, Series K054, Interest Only, 1.171%**, 1/25/2026	5,386,102	298,223

“X1P”, Series KL05, Interest Only, 0.892%**, 6/25/2029	22,500,000	1,497,699

Freddie Mac Multifamily Structured Pass Through Certificates, “X1”, Series K110, Interest Only, 1.698%, 4/25/2030	10,398,826	1,413,023

GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	2,674,892	1,752,393

GS Mortgage Securities Trust, “AAB”, Series 2014-GC18, 3.648%, 1/10/2047	119,936	124,171

MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 1.475%**, 12/15/2033	500,000	486,832

Natixis Commercial Mortgage Securities Trust, “A”, Series 2018-OSS, 144A, 4.177%, 12/15/2037	750,000	845,744

NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 1.575%**, 12/15/2035	1,400,000	1,370,444

UBS Commercial Mortgage Trust:

“XA”, Series 2017-C7, Interest Only, 1.05%**, 12/15/2050	6,149,926	351,115

“AS”, Series 2017-C7, 4.061%, 12/15/2050	2,000,000	2,251,130

US 2018-USDC, “C”, Series 2018-USDC, 144A, 4.428%**, 5/13/2038	890,000	862,911

Wells Fargo Commercial Mortgage Trust:

“A5”, Series 2015-LC20, 3.184%, 4/15/2050	1,000,000	1,079,870

“A4”, Series 2015-SG1, 3.789%, 9/15/2048	1,500,000	1,652,147

Total Commercial Mortgage-Backed Securities (Cost $33,950,491)		32,994,872

Collateralized Mortgage Obligations 11.5%

Alternative Loan Trust, “1A4”, Series 2006-43CB, 6.0%, 2/25/2037	139,283	107,319

Banc of America Mortgage Trust, “2A2”, Series 2004-A, 3.849%**, 2/25/2034	80,112	78,337

Bear Stearns Adjustable Rate Mortgage Trust, “2A1”, Series 2005-11, 4.036%**, 12/25/2035	203,543	205,028

CHL Mortgage Pass Through Trust, “2A5”, Series 2004-13, 5.75%, 8/25/2034	173,501	175,527

Connecticut Avenue Securities Trust:

“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 2.322%**, 9/25/2031	435,492	426,224

“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 2.472%**, 8/25/2031	703,842	693,387

CSFB Mortgage-Backed Pass-Through Certificates, “10A3”, Series 2005-10, 6.0%, 11/25/2035	207,867	92,710

The accompanying notes are an integral part of the financial statements.

20	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)

Fannie Mae Connecticut Avenue Securities:

“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.000%, 2.172%**, 3/25/2031	529,289	509,280

“1M2”, Series 2018-C03, 1-month USD-LIBOR + 2.150%, 2.322%**, 10/25/2030	881,315	857,099

“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.250%, 2.422%**, 7/25/2030	885,953	854,337

“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.350%, 2.522%**, 1/25/2031	1,718,792	1,659,593

Federal Home Loan Mortgage Corp.:

“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	1,202,451	96,056

“UA”, Series 4298, 4.0%, 2/15/2054	91,598	92,847

“6”, Series 233, Interest Only, 4.5%, 8/15/2035	166,220	24,927

“PI”, Series 3843, Interest Only, 4.5%, 5/15/2038	237,367	1,521

“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	9,604,289	1,571,360

“C32”, Series 303, Interest Only, 4.5%, 12/15/2042	1,575,387	254,413

“PS”, Series 4922, Interest Only, 6.050% minus 1-month USD-LIBOR, 5.875%**, 8/25/2049	8,501,855	1,361,929

“A”, Series 172, Interest Only, 6.5%, 1/1/2024	91,795	7,196

Federal National Mortgage Association:

“AL”, Series 2014-11, 2.5%, 11/25/2042	2,000,000	2,107,717

“KM”, Series 2012-146, 3.0%, 1/25/2043	1,775,000	2,051,029

“ZL”, Series 2017-55, 3.0%, 10/25/2046	2,702,955	2,720,088

“PZ”, Series 2016-9, 3.5%, 3/25/2046	6,585,692	7,324,834

“CE”, Series 2015-60, 3.75%, 8/25/2045	2,082,000	2,475,830

“4”, Series 406, Interest Only, 4.0%, 9/25/2040	1,893,576	225,143

Freddie Mac Structured Agency Credit Risk Debt Notes:

“M2”, Series 2019-DNA4, 144A, 1-month USD-LIBOR + 1.950%, 2.122%**, 10/25/2049	1,511,623	1,479,391

“M2”, Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 2.672%**, 3/25/2030	1,000,000	991,159

“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 2.822%**, 1/25/2049	199,506	194,001

Government National Mortgage Association:

“BL”, Series 2013-19, 2.5%, 2/20/2043	1,120,820	1,184,593

“LM”, Series 2015-65, 3.0%, 5/20/2045	2,204,000	2,622,481

“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	4,595,895	305,507

“GI”, Series 2014-146, Interest Only, 3.5%, 9/20/2029	4,033,930	302,175

“HZ”, Series 2012-56, 3.5%, 6/20/2040	1,156,415	1,363,350

“MZ”, Series 2014-27, 3.5%, 12/20/2043	3,301,331	3,801,176

“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	1,066,357	52,590

“HI”, Series 2015-77, Interest Only, 4.0%, 5/20/2045	1,850,628	223,437

“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	882,629	128,632

“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	544,503	80,904

“PI”, Series 2009-76, Interest Only, 6.0%, 3/16/2039	98,422	1,023

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	21

	Principal Amount ($)(a)		Value ($)

“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039		397,766	63,466

“SB”, Series 2014-81, 16.400% minus 1-month USD-LIBOR, 15.716%**, 6/20/2044		599,093	752,242

JPMorgan Mortgage Trust:

“A11”, Series 2019-9, 144A, 1-month USD-LIBOR + 0.900%, 1.085%**, 5/25/2050		2,467,243	2,445,442

“A3”, Series 2019-INV3, 144A, 3.5%, 5/25/2050		3,790,186	3,901,860

“A3”, Series 2020-INV1, 144A, 3.5%, 8/25/2050		1,140,359	1,172,975

“2A1”, Series 2006-A2, 3.607%**, 4/25/2036		463,844	447,006

Merrill Lynch Mortgage Investors Trust, “2A”, Series 2003-A6, 4.064%**, 10/25/2033		184,908	180,137

New Residential Mortgage Loan:

“A1”, Series 2019-NQM3, 144A, 2.802%, 7/25/2049		1,075,936	1,092,373

“A1”, Series 2019-NQM2, 144A, 3.6%, 4/25/2049		1,349,352	1,376,575

STACR Trust:

“M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 2.272%**, 9/25/2048		1,081,081	1,035,795

“M2”, Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 2.322%**, 12/25/2030		1,400,000	1,319,297

Total Collateralized Mortgage Obligations (Cost $47,605,883)			52,491,318

Government & Agency Obligations 13.7%
Other Government Related (e) 0.2%
Novatek OAO, 144A, 6.604%, 2/3/2021		900,000	922,536

Sovereign Bonds 1.7%

Abu Dhabi Government International Bond, 144A, 3.125%, 4/16/2030		1,719,000	1,935,989

Colombia Government International Bond, 3.125%, 4/15/2031		747,000	773,526

Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030		1,255,000	1,309,906

Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	2,585,000	3,110,105

Uruguay Government International Bond, 4.375%, 1/23/2031		448,934	549,383

			7,678,909

U.S. Government Sponsored Agency 0.5%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031		1,500,000	2,373,442

U.S. Treasury Obligations 11.3%

U.S. Treasury Bills:

(0.021)%***, 9/10/2020 (f)		2,000,000	1,999,805

1.564%***, 9/10/2020 (f)		1,000,000	999,902

1.595%***, 9/10/2020 (f)		875,000	874,915

The accompanying notes are an integral part of the financial statements.

22	|	DWS Total Return Bond Fund

	Principal Amount ($)(a)	Value ($)

U.S. Treasury Bonds:

Zero Coupon, 8/15/2042	1,325,000	1,035,023

2.0%, 2/15/2050	1,200,000	1,441,734

2.375%, 11/15/2049	14,284,500	18,485,036

U.S. Treasury Note:

0.25%, 6/15/2023	2,000,000	2,007,422

0.625%, 5/15/2030	2,800,000	2,823,187

1.5%, 2/15/2030	20,320,400	22,177,018

		51,844,042
Total Government & Agency Obligations (Cost $60,073,759)		62,818,929

	Shares	Value ($)
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $70,220)	315	16,860

Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (h) (i) (Cost $2,804,883)	2,804,883	2,804,883

Cash Equivalents 2.5%

DWS Central Cash Management Government Fund, 0.11% (h)	11,287,457	11,287,457

DWS ESG Liquidity Fund “Capital Shares”, 0.30% (h)	3,400	3,401

Total Cash Equivalents (Cost $11,290,857)		11,290,858

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $432,806,992)	100.6	459,724,514
Other Assets and Liabilities, Net	(0.6)	(2,936,301)

Net Assets	100.0	456,788,213

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	23

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2020 are as follows:

Value ($) at 1/31/2020	Pur- chases Cost ($)		Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 7/31/2020	Value ($) at 7/31/2020
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04% (h) (i)
1,051,405	1,753,478	(j)	—	—	—	37,824	—	2,804,883	2,804,883
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 0.11% (h)
11,576,054	203,371,135		203,659,732	—	—	27,399	—	11,287,457	11,287,457
DWS ESG Liquidity Fund “Capital Shares”, 0.30% (h)
3,384	17		—	—	—	15	—	3,400	3,401
12,630,843	205,124,630		203,659,732	—	—	65,238	—	14,095,740	14,095,741

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	When-issued, delayed delivery or forward commitment securities included.

(c)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at July 31, 2020 amounted to $2,717,953, which is 0.6% of net assets.

(d)	Perpetual, callable security with no stated maturity date.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.

(f)	At July 31, 2020, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g)	Investment was valued using significant unobservable inputs.

(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2020.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Total Return Bond Fund

LIBOR: London Interbank Offered Rate

PJSC: Public Joint Stock Company

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2020, open future contract sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Ultra 10 Year U.S. Treasury Note	USD	9/21/2020	51	7,988,541	8,121,750	(133,209)
Ultra Long U.S. Treasury Bond	USD	9/21/2020	16	3,484,131	3,643,000	(158,869)
Total unrealized depreciation						(292,078)

At July 31, 2020, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	7,600,000	USD	8,227,797	8/18/2020	(728,100)	State Street Bank & Trust

Currency Abbreviations
EUR	Euro
USD	United States Dollar

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	25

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2020 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (k)
Corporate Bonds	$—	$232,394,788	$—	$232,394,788
Mortgage-Backed Securities Pass-Throughs	—	32,341,030	—	32,341,030
Asset-Backed	—	32,570,976	—	32,570,976
Commercial Mortgage-Backed Securities	—	32,994,872	—	32,994,872
Collateralized Mortgage Obligations	—	52,491,318	—	52,491,318
Government & Agency Obligations	—	62,818,929	—	62,818,929
Warrants	—	—	16,860	16,860
Short-Term Investments (k)	14,095,741	—	—	14,095,741
Total	$14,095,741	$445,611,913	$16,860	$459,724,514

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(292,078)	$—	$—	$(292,078)
Forward Foreign Currency Contracts	—	(728,100)	—	(728,100)
Total	$(292,078)	$(728,100)	$—	$(1,020,178)

(k)	See Investment Portfolio for additional detailed categorizations.

(l)	Derivatives include value of unrealized depreciation on open futures contracts and forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

26	|	DWS Total Return Bond Fund

Statement of Assets and Liabilities

as of July 31, 2020 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $418,711,252) — including $2,717,953 of securities loaned	$445,628,773
Investment in DWS Government & Agency Securities Portfolio (cost $2,804,883)*	2,804,883
Investment in affiliated Underlying Funds, at value (cost $11,290,857)	11,290,858
Cash	1,848
Foreign currency, at value (cost $569,718)	615,103
Receivable for Fund shares sold	60,523
Interest receivable	3,192,114
Foreign taxes recoverable	8,539
Other assets	57,660
Total assets	463,660,301

Liabilities
Payable upon return of securities loaned	2,804,883
Payable for investments purchased — when-issued securities	2,402,162
Payable for Fund shares redeemed	315,632
Payable for variation margin on futures contracts	338
Unrealized depreciation on forward foreign currency contracts	728,100
Accrued management fee	107,773
Accrued Trustees’ fees	5,462
Other accrued expenses and payables	507,738
Total liabilities	6,872,088
Net assets, at value	$456,788,213

Net Assets Consist of
Distributable earnings (loss)	(34,200,348)
Paid-in capital	490,988,561
Net assets, at value	$456,788,213

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	27

Statement of Assets and Liabilities as of July 31, 2020 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($245,117,908 ÷ 21,366,444 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.47

Maximum offering price per share (100 ÷ 97.25 of $11.47)	$11.79
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($18,172,653 ÷ 1,582,567 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.48
Class R

Net Asset Value, offering and redemption price per share ($296,169 ÷ 25,815 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.47
Class R6

Net Asset Value, offering and redemption price per share ($76,659 ÷ 6,708 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.43
Class S

Net Asset Value, offering and redemption price per share ($158,561,792 ÷ 13,821,275 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.47
Institutional Class

Net Asset Value, offering and redemption price per share ($34,563,032 ÷ 3,023,354 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.43

The accompanying notes are an integral part of the financial statements.

28	|	DWS Total Return Bond Fund

Statement of Operations

for the six months ended July 31, 2020 (Unaudited)

Investment Income

Income:

Interest (net of foreign taxes withheld of $819)	$6,979,476
Income distributions from affiliated Underlying Funds	27,414
Securities lending income, net of borrower rebates	37,824
Total income	7,044,714
Expenses:

Management fee	942,658
Administration fee	229,786
Services to shareholders	332,688
Distribution and service fees	379,383
Custodian fee	4,674
Professional fees	71,498
Reports to shareholders	45,568
Registration fees	37,018
Trustees’ fees and expenses	10,130
Other	18,072
Total expenses before expense reductions	2,071,475
Expense reductions	(292,777)
Total expenses after expense reductions	1,778,698
Net investment income	5,266,016

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Non-affiliated investments	6,329,018
Swap contracts	9,326,006
Futures	(2,338,289)
Forward foreign currency contracts	135,013
Foreign currency	59,161
13,510,909
Change in net unrealized appreciation (depreciation) on:

Non-affiliated investments	3,235,900
Swap contracts	(10,897)
Futures	121,571
Forward foreign currency contracts	(761,209)
Foreign currency	51,977
2,637,342
Net gain (loss)	16,148,251
Net increase (decrease) in net assets resulting from operations	$21,414,267

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	29

Statements of Changes in Net Assets

	Six Months Ended July 31, 2020 (Unaudited)	Year Ended January 31, 2020
Increase (Decrease) in Net Assets

Operations:

Net investment income (loss)	$5,266,016	$11,229,753
Net realized gain (loss)	13,510,909	7,255,478
Change in net unrealized appreciation (depreciation)	2,637,342	17,609,972
Net increase (decrease) in net assets resulting from operations	21,414,267	36,095,203
Distributions to shareholders:

Class A	(2,567,106)	(5,078,663)
Class C	(129,986)	(247,265)
Class R	(2,822)	(8,432)
Class R6	(875)	(1,042)*
Class S	(1,833,940)	(5,079,625)
Institutional Class	(725,357)	(2,879,553)
Total distributions	(5,260,086)	(13,294,580)
Fund share transactions:

Proceeds from shares sold	46,975,483	77,269,738
Reinvestment of distributions	4,866,468	12,348,862
Payments for shares redeemed	(119,272,321)	(117,041,241)
Net assets acquired in tax-free reorganisation	—	214,897,704 **
Net increase (decrease) in net assets from Fund share transactions	(67,430,370)	187,475,063
Increase (decrease) in net assets	(51,276,189)	210,275,686
Net assets at beginning of period	508,064,402	297,788,716

Net assets at end of period	$456,788,213	$508,064,402

*	For the period from August 1, 2019 (commencement of operations of Class R6) through January 31, 2020.

**	On August 5, 2019, DWS Multisector Income Fund was acquired by the Fund through a tax-free reorganization (See Note G)

The accompanying notes are an integral part of the financial statements.

30	|	DWS Total Return Bond Fund

Financial Highlights

	Six Months Ended 7/31/20		Years Ended January 31,
Class A	(Unaudited)		2020	2019	2018	2017	2016

Selected Per Share Data
Net asset value, beginning of period	$11.05		$10.36	$10.76	$10.63	$10.51	$10.93
Income (loss) from investment operations:

Net investment income (loss)[a]	.12		.28	.34	.31	.27	.30
Net realized and unrealized gain (loss)	.42		.76	(.38)	.14	.10	(.42)
Total from investment operations	.54		1.04	(.04)	.45	.37	(.12)
Less distributions from:
Net investment income	(.12)		(.35)	(.36)	(.32)	(.25)	(.30)
Net asset value, end of period	$11.47		$11.05	$10.36	$10.76	$10.63	$10.51
Total Return (%)[b,c]	4.94	**	10.16	(.26)	4.40	3.39	(1.17)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	245		240	90	102	51	56
Ratio of expenses before expense reductions (%)	.97	*	.98	1.05	1.07	1.13	1.10
Ratio of expenses after expense reductions (%)	.84	*	.84	.84	.85	.88	.88
Ratio of net investment income (%)	2.15	*	2.55	3.24	2.89	2.49	2.78
Portfolio turnover rate (%)	59	**	211	187	189	264	270

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Annualized
**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	31

	Six Months Ended 7/31/20		Years Ended January 31,
Class C	(Unaudited)		2020	2019	2018	2017	2016

Selected Per Share Data
Net asset value, beginning of period	$11.06		$10.36	$10.76	$10.63	$10.51	$10.94
Income (loss) from investment operations:

Net investment income[a]	.08		.18	.26	.23	.18	.22
Net realized and unrealized gain (loss)	.42		.79	(.37)	.14	.10	(.43)
Total from investment operations	.50		.97	(.11)	.37	.28	(.21)
Less distributions from:
Net investment income	(.08)		(.27)	(.29)	(.24)	(.16)	(.22)
Net asset value, end of period	$11.48		$11.06	$10.36	$10.76	$10.63	$10.51
Total Return (%)[b,c]	4.54	**	9.43	(1.01)	3.52	2.72	(1.90)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18		19	3	9	2	3
Ratio of expenses before expense reductions (%)	1.72	*	1.70	1.80	1.83	1.93	1.90
Ratio of expenses after expense reductions (%)	1.59	*	1.59	1.59	1.59	1.63	1.63
Ratio of net investment income (%)	1.40	*	1.69	2.46	2.14	1.73	2.04
Portfolio turnover rate (%)	59	**	211	187	189	264	270

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

32	|	DWS Total Return Bond Fund

	Six Months Ended 7/31/20		Years Ended January 31,		Period Ended
Class R	(Unaudited)		2020	2019	1/31/18[a]

Selected Per Share Data
Net asset value, beginning of period	$11.05		$10.36	$10.76	$10.83
Income (loss) from investment operations:

Net investment income[b]	.10		.26	.31	.07
Net realized and unrealized gain (loss)	.43		.75	(.37)	(.06)
Total from investment operations	.53		1.01	(.06)	.01
Less distributions from:

Net investment income	(.11)		(.32)	(.34)	(.08)
Net asset value, end of period	$11.47		$11.05	$10.36	$10.76
Total Return (%)[c]	4.80	**	9.88	(.51)	.08	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	296		292	259	390
Ratio of expenses before expense reductions (%)	1.36	*	1.36	1.42	1.33	*
Ratio of expenses after expense reductions (%)	1.09	*	1.09	1.09	1.09	*
Ratio of net investment income (%)	1.90	*	2.44	2.98	2.61	*
Portfolio turnover rate (%)	59	**	211	187	189	[d]

[a]	For the period from October 27, 2017 (commencement of operations) to January 31, 2018.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover for the year ended January 31, 2018.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	33

Class R6	Six Months Ended 7/31/20 (Unaudited)		Period Ended 1/31/20[a]

Selected Per Share Data
Net asset value, beginning of period	$11.01		$10.86
Income (loss) from investment operations:

Net investment income[b]	.13		.14
Net realized and unrealized gain	.42		.17
Total from investment operations	.55		.31
Less distributions from:
Net investment income	(.13)		(.16)
Net asset value, end of period	$11.43		$11.01
Total Return (%)[c]	5.08	**	2.91	**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	77		72
Ratio of expenses before expense reductions (%)	.65	*	.75	*
Ratio of expenses after expense reductions (%)	.59	*	.59	*
Ratio of net investment income (%)	2.40	*	2.61	*
Portfolio turnover rate (%)	59	**	211	[d]

[a]	For the period from August 1, 2019 (commencement of operations) to January 31, 2020.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover for the year ended January 31, 2020.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

34	|	DWS Total Return Bond Fund

	Six Months Ended 7/31/20		Years Ended January 31,
Class S	(Unaudited)		2020	2019	2018	2017	2016

Selected Per Share Data
Net asset value, beginning of period	$11.05		$10.36	$10.76	$10.63	$10.51	$10.93
Income (loss) from investment operations:

Net investment income[a]	.13		.31	.36	.34	.29	.32
Net realized and unrealized gain (loss)	.42		.75	(.37)	.14	.10	(.41)
Total from investment operations	.55		1.06	(.01)	.48	.39	(.09)
Less distributions from:
Net investment income	(.13)		(.37)	(.39)	(.35)	(.27)	(.33)
Net asset value, end of period	$11.47		$11.05	$10.36	$10.76	$10.63	$10.51
Total Return (%)[b]	5.07	**	10.43	(.01)	4.66	3.65	(.92)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	159		161	132	150	121	132
Ratio of expenses before expense reductions (%)	.72	*	.74	.76	.83	.88	.85
Ratio of expenses after expense reductions (%)	.59	*	.59	.59	.60	.63	.63
Ratio of net investment income (%)	2.40	*	2.92	3.49	3.15	2.74	3.03
Portfolio turnover rate (%)	59	**	211	187	189	264	270

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Total Return Bond Fund	|	35

	Six Months Ended 7/31/20		Years Ended January 31,
Institutional Class	(Unaudited)		2020	2019	2018	2017	2016

Selected Per Share Data
Net asset value, beginning of period	$11.01		$10.31	$10.71	$10.58	$10.46	$10.89
Income (loss) from investment operations:

Net investment income[a]	.13		.31	.36	.34	.29	.32
Net realized and unrealized gain (loss)	.42		.76	(.37)	.14	.10	(.42)
Total from investment operations	.55		1.07	(.01)	.48	.39	(.10)
Less distributions from:
Net investment income	(.13)		(.37)	(.39)	(.35)	(.27)	(.33)
Net asset value, end of period	$11.43		$11.01	$10.31	$10.71	$10.58	$10.46
Total Return (%)[b]	5.08	**	10.57	(.03)	4.77	3.66	(.93)

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	35		88	73	94	28	38
Ratio of expenses before expense reductions (%)	.69	*	.69	.71	.75	.77	.74
Ratio of expenses after expense reductions (%)	.59	*	.59	.59	.59	.63	.63
Ratio of net investment income (%)	2.38	*	2.92	3.49	3.15	2.73	2.98
Portfolio turnover rate (%)	59	**	211	187	189	264	270

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

36	|	DWS Total Return Bond Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Total Return Bond Fund (the “Fund”) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R shares are not subject to an initial or contingent deferred sales charge and are only available to participants in certain retirement plans. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS Total Return Bond Fund	|	37

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies;

38	|	DWS Total Return Bond Fund

quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended July 31, 2020, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.11% annualized effective rate as of July 31, 2020) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

DWS Total Return Bond Fund	|	39

As of July 31, 2020, the Fund had securities on loan, which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements were overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to hold cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

40	|	DWS Total Return Bond Fund

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon current interpretation of tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At January 31, 2020, the Fund had net tax basis capital loss carryforwards of approximately $73,084,000, which may be applied against realized net taxable capital gains indefinitely, including short-term losses $(27,364,000) and long-term losses $(45,720,000). Capital Loss Carryforward from both Funds may be subject to certain limitations under Section 382–384 of the Internal Revenue Code.

At July 31, 2020, the aggregate cost of investments for federal income tax purposes was $434,163,908. The net unrealized appreciation for all investments based on tax cost was $25,560,606. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $29,163,739 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,603,133.

The Fund has reviewed the tax positions for the open tax years as of January 31, 2020 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts, futures contracts, swap contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss and merger related adjustments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such

DWS Total Return Bond Fund	|	41

period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis, net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the Fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap

42	|	DWS Total Return Bond Fund

agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a centrally cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended July 31, 2020, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.

DWS Total Return Bond Fund	|	43

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

There were no open credit default swap contracts as of July 31, 2020. For the six months ended July 31, 2020, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to $28,500,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended July 31, 2020, the Fund invested in interest rate futures to gain exposure to different parts of the yield curve while managing overall duration.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of July 31, 2020 is included in a table following the Fund’s Investment Portfolio. For the six months ended July 31, 2020, the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $11,765,000 to $28,380,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the

44	|	DWS Total Return Bond Fund

six months ended July 31, 2020, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. The Fund also entered into forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of July 31, 2020 is included in a table following the Fund’s Investment Portfolio. For the six months ended July 31, 2020, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $8,228,000 to $13,291,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $5,131,000.

The following tables summarize the value of the Fund’s derivative instruments held as of July 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Liability Derivatives	Futures Contracts	Forward Contracts	Total
Interest Rate Contracts (a)	$(292,078)	$—	$(292,078)
Foreign Exchange Contracts (b)	—	(728,100)	(728,100)
	$(292,078)	$(728,100)	$(1,020,178)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized depreciation on forward foreign currency contracts.

DWS Total Return Bond Fund	|	45

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended July 31, 2020 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Futures Contracts	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (c)	$(2,338,289)	$—	$—	$(2,338,289)
Credit Contracts (c)	—	9,326,006	—	9,326,006
Foreign Exchange Contracts (d)	—	—	135,013	135,013
	$(2,338,289)	$9,326,006	$135,013	$7,122,730

Each of the above derivatives is located in the following Statement of Operations accounts:

(c)	Net realized gain (loss) from futures and swap contracts, respectively
(d)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts	Swap Contracts	Forward Contracts	Total
Interest Rate Contracts (e)	$121,571	$—	$—	$121,571
Credit Contracts (e)	—	(10,897)	—	(10,897)
Foreign Exchange Contracts (f)	—	—	(761,209)	(761,209)
	$121,571	$(10,897)	$(761,209)	$(650,535)

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Change in net unrealized appreciation (depreciation) on futures and swap contracts, respectively
(f)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of July 31, 2020, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and

46	|	DWS Total Return Bond Fund

Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following table:

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Net Amount of Derivative Liabilities
State Street Bank & Trust	$728,100	$—	$—	$728,100

C. Purchases and Sales of Securities

During the six months ended July 31, 2020, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$176,653,074	$226,678,374
U.S. Treasury Obligations	$94,321,213	$115,414,567

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund’s average daily net assets computed and accrued daily and payable monthly, at the following annual rates:

First $1.5 billion of the Fund’s average daily net assets	.400%
Next $1.75 billion of such net assets	.385%
Next $1.75 billion of such net assets	.370%
Next $2.5 billion of such net assets	.355%
Next $2.5 billion of such net assets	.345%
Next $2.5 billion of such net assets	.325%
Over $12.5 billion of such net assets	.315%

DWS Total Return Bond Fund	|	47

Accordingly, for the six months ended July 31, 2020, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.40% of the Fund’s average daily net assets.

For the period from February 1, 2020 through April 30, 2021, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.84%
Class C	1.59%
Class R	1.09%
Class R6	.59%
Class S	.59%
Institutional Class	.59%

For the six months ended July 31, 2020, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$149,600
Class C	11,592
Class R	397
Class R6	22
Class S	99,956
Institutional Class	31,210
$292,777

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. Prior to March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund paid the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. Effective March 1, 2020, for all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual Administration Fee of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended July 31, 2020, the Administration Fee was $229,786, of which $37,153 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement

48	|	DWS Total Return Bond Fund

between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended July 31, 2020, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at July 31, 2020
Class A	$49,268	$24,991
Class C	1,638	857
Class R	84	40
Class R6	22	22
Class S	47,690	24,098
Institutional Class	1,156	458
	$99,858	$50,466

In addition, for the six months ended July 31, 2020, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$106,486
Class C	9,834
Class R	310
Class S	50,866
Institutional Class	30,052
$197,548

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net asset of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended July 31, 2020, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at July 31, 2020
Class C	$68,636	$11,565
Class R	368	67
	$69,004	$11,632

DWS Total Return Bond Fund	|	49

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, C and R shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2020, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at July 31, 2020	Annualized Rate
Class A	$287,175	$155,923	.24%
Class C	22,836	11,657	.25%
Class R	368	241	.25%
	$310,379	$167,821

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2020 aggregated $1,604.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C shares. For the six months ended July 31, 2020, the CDSC for Class C shares aggregated $50. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended July 31, 2020, DDI received $7,316 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended July 31, 2020, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $9,830, all of which is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government

50	|	DWS Total Return Bond Fund

Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended July 31, 2020, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $2,847.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at July 31, 2020.

F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Dollars	Shares		Dollars

Shares sold
Class A	1,294,235	$14,274,150	1,499,371		$16,254,796
Class C	84,205	930,252	102,093		1,101,970
Class R	2,761	30,652	2,504		26,716
Class R6	202	2,211	1,041	*	11,307	*
Class S	1,759,657	19,571,908	2,490,784		27,067,471
Institutional Class	1,104,067	12,166,310	3,047,507		32,807,478
		$46,975,483			$77,269,738

DWS Total Return Bond Fund	|	51

	Six Months Ended July 31, 2020		Year Ended January 31, 2020
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	215,972	$2,370,824	434,493	$4,701,052
Class C	11,133	122,232	21,377	232,743
Class R	257	2,820	785	8,432
Class R6	14	151	96 *	1,042 *
Class S	150,107	1,648,325	421,458	4,534,252
Institutional Class	66,632	722,116	267,976	2,871,341
		$4,866,468		$12,348,862

Shares redeemed
Class A	(1,827,152)	$(20,140,012)	(3,500,789)	$(38,016,843)
Class C	(239,814)	(2,643,859)	(480,460)	(5,239,003)
Class R	(3,632)	(40,054)	(1,880)	(20,331)
Class R6	(14)	(151)	(13)*	(140)*
Class S	(2,650,655)	(29,352,649)	(3,603,842)	(39,042,690)
Institutional Class	(6,133,943)	(67,095,596)	(3,208,957)	(34,722,234)
		$(119,272,321)		$(117,041,241)

Shares issued in tax-free reorganization**
Class A	—	$—	14,537,699	$158,447,665
Class C	—	—	1,795,084	19,583,364
Class R6	—	—	5,382 *	58,447 *
Class S	—	—	2,537,206	27,653,421
Institutional Class	—	—	842,965	9,154,807
		$—		$214,897,704

Net increase (decrease)
Class A	(316,945)	$(3,495,038)	12,970,774	$141,386,670
Class C	(144,476)	(1,591,375)	1,438,094	15,679,074
Class R	(614)	(6,582)	1,409	14,817
Class R6	202	2,211	6,506 *	70,656 *
Class S	(740,891)	(8,132,416)	1,845,606	20,212,454
Institutional Class	(4,963,244)	(54,207,170)	949,491	10,111,392
		$(67,430,370)		$187,475,063

*	For the period from August 1, 2019 (commencement of operations of Class R6) to January 31, 2020.

**	On August 5, 2019, DWS Multisector Income Fund was acquired by the Fund through a tax-free reorganization (See Note G).

52	|	DWS Total Return Bond Fund

G. Acquisition of Assets

On August 5, 2019, the Fund acquired all of the net assets of DWS Multisector Income Fund pursuant to a plan of reorganization approved by Board of Trustees of DWS Multisector Income Fund and the Board of Trustees of DWS Total Return Bond Fund in May 2019. The acquisition was accomplished by a tax-free exchange of 35,042,220 Class A shares, 4,299,532 Class C shares, 12,929 Class R6 shares, 6,098,246 Class S shares and 2,020,883 Institutional Class shares of DWS Multisector Income Fund for 14,537,699 Class A shares, 1,795,084 Class C shares, 5,382 Class R6 Shares 2,537,206 Class S shares and 842,965 Institutional Class shares of the Fund, respectively, outstanding on August 5, 2019. DWS Multisector Income Fund’s net assets at that date, $214,897,704 including $6,380,452 of net unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $322,314,041. The combined net assets of the Fund immediately following the acquisition were $537,211,745.

The financial statements reflect the operations of the Fund for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Assuming the acquisition having been completed on February 1, 2019, the Fund’s pro forma results of operations for the year ended January 31, 2020 are as follows:

Net investment income	$14,789,999
Net gain (loss) on investments	$33,711,562
Net increase (decrease) in net assets resulting from operations	$48,501,561

Because the combined investment portfolio has been managed as a single integrated Fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of DWS Multisector Income Fund that have been included in the Fund’s Statement of Operations since August 5, 2019.

H. Other — COVID-19 Pandemic

A novel strain of coronavirus (COVID-19) outbreak was declared a pandemic by the World Health Organization on March 11, 2020. The situation is evolving with various cities and countries around the world responding in different ways to address the pandemic. There are direct and indirect economic effects developing for various industries and individual companies throughout the world. The recent pandemic spread of the novel coronavirus and related geopolitical events could lead to increased financial market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments. A prolonged disruption may result in the Fund

DWS Total Return Bond Fund	|	53

and its service providers experiencing operational difficulties in implementing their business continuity plans. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

I. Other — Deutsche Bank AG Consent Order

On June 17, 2020, Deutsche Bank AG (“DB”), an affiliate of DWS Group, resolved with the Commodity Futures Trading Commission (“CFTC”) charges stemming from alleged violations of various swap data reporting requirements and corresponding supervision and other failures. The matter, which was resolved by the issuance of a federal court order (“Consent Order”), involved unintentional conduct that resulted from a system outage that prevented DB from reporting data in accordance with applicable CFTC requirements for a period of five days in April 2016. The matter giving rise to the Consent Order did not arise out of any investment advisory, fund management activities or distribution activities of DIMA, DWS Distributors, Inc. or their advisory affiliates (the “DWS Service Providers”). DWS Group, of which the DWS Service Providers are wholly-owned subsidiaries, is a separate publicly traded company but continues to be an affiliate of DB due to, among other things, DB’s 79.49% ownership interest in DWS Group. Under the provisions of the Investment Company Act of 1940, as a result of the Consent Order, the DWS Service Providers would not be eligible to continue to provide investment advisory and underwriting services to the Fund absent an order from the Securities and Exchange Commission (the “SEC”). On September 24, 2020, the SEC granted a temporary exemptive order, effective as of the date of the Consent Order, permitting the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund. DB and the DWS Service Providers also are seeking a permanent order from the SEC to permit the DWS Service Providers to continue to provide investment advisory and underwriting services to the Fund and other registered investment companies notwithstanding the Consent Order. While there can be no assurance that the requested exemptive order will be granted, the SEC has granted this type of relief in the past. Subject to the receipt of the permanent exemptive order, the DWS Service Providers have informed the Fund that they do not believe the Consent Order will have any material impact on the Fund or the ability of the Service Providers to provide services for the Fund.

54	|	DWS Total Return Bond Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (February 1, 2020 to July 31, 2020).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, B, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, B, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Total Return Bond Fund	|	55

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2020 (Unaudited)

Actual Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 2/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 7/31/20	$1,049.40	$1,045.40	$1,048.00	$1,050.80	$1,050.70	$1,050.80
Expenses Paid per $1,000*	$4.28	$8.09	$5.55	$3.01	$3.01	$3.01

Hypothetical 5% Fund Return	Class A	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 2/1/20	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 7/31/20	$1,020.69	$1,016.96	$1,019.44	$1,021.93	$1,021.93	$1,021.93
Expenses Paid per $1,000*	$4.22	$7.97	$5.47	$2.97	$2.97	$2.97

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 366.

Annualized Expense Ratios	Class A	Class C	Class R	Class R6	Class S	Institutional Class
DWS Total Return Bond Fund	.84%	1.59%	1.09%	.59%	.59%	.59%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

56	|	DWS Total Return Bond Fund

Liquidity Risk Management

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2020, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2018 through November 30, 2019 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported on a material change made to the Program in May 2019 to address Securities and Exchange Commission guidance relating to extended foreign market holidays.

DWS Total Return Bond Fund	|	57

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Total Return Bond Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2019.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

58	|	DWS Total Return Bond Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2018, the Fund’s performance (Class A shares) was in the 4th quartile, 3rd quartile and 3rd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2018. The

DWS Total Return Bond Fund	|	59

Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2019. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2018). The Board considered that the Fund implemented new management fee breakpoints to accommodate the merger of Deutsche Core Fixed Income Fund into the Fund on October 30, 2017. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2018, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

60	|	DWS Total Return Bond Fund

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the

DWS Total Return Bond Fund	|	61

individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

62	|	DWS Total Return Bond Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-PORT. The Fund’s Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Total Return Bond Fund	|	63

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZIAX	SZICX	SCSBX	SZIIX
CUSIP Number	25157W 107	25157W 305	25157W 404	25157W 503
Fund Number	463	763	2063	1463

For shareholders of Class R and R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at
https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R	Class R6
Nasdaq Symbol	SZIRX	SZIWX
CUSIP Number	25157W 842	25157W 834
Fund Number	1563	1663

64	|	DWS Total Return Bond Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Total Return Bond Fund	|	65

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Rev. 12/2019

66	|	DWS Total Return Bond Fund

Notes

Notes

Notes

Notes

Notes

DTRBF-3

(R-023512-10 9/20)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Total Return Bond Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	9/29/2020

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	9/29/2020